BLACKROCK MUNIYIELD QUALITY FUND II, INC.

ARTICLES OF AMENDMENT

            BLACKROCK MUNIYIELD QUALITY FUND II, INC., a Maryland corporation (the “Corporation”), does hereby certify to the State Department of Assessments and Taxation of the State of Maryland that:

            FIRST:            Pursuant to Section 2-605 of the Maryland General Corporation Law (the “MGCL”), the charter of the Corporation (the “Charter”) is hereby amended by renaming a series of the Corporation as set forth below:

Current Name of Series	New Name of Series
Series W-7 VMTP Preferred Shares	Series W-7 (Retired) Preferred Shares

SECOND:       The amendment to the Charter that is effected by these Articles of Amendment has been approved by a majority of the entire board of directors of the Corporation and is limited to a change expressly authorized by Section 2-605(a)(2) of the MGCL to be made without action by the stockholders of the Corporation.

THIRD:           These Articles of Amendment shall be effective as of the 20th day of December, 2023.

FOURTH:       As amended hereby, the Charter shall remain in full force and effect.

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4878-8029-3271

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf on this 20th day of December, 2023, by the President and Chief Executive Officer of the Corporation who acknowledges that these Articles of Amendment are the act of the Corporation and that to the best of his knowledge, information, and belief, and under penalties for perjury, the matters and facts set forth herein are true in all material respects.

WITNESS:                                                      BLACKROCK MUNIYIELD QUALITY FUND II, INC.

By: /s/Janey Ahn                                             By:_/s/John M. Perlowski______

Janey Ahn                                                         John M. Perlowski

Secretary                                                            President and Chief Executive Officer